Related-party Information (Schedule of Transactions with Related Parties (Excluding Associates)) (Details) - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Sales of electricity	$ 102,443	$ 148,119	$ 135,655
Administrative expenses	331	614	329
Sales of gas	31,296	29,873
Financing expenses, net	$ 18,444	$ 14,475	$ 10,716